Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
SAP America, Inc. 401(k) Plan
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's investment assets at fair value

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,095,317,017	$—	$—	$3,095,317,017
Vanguard Brokerage Option	215,176,354			215,176,354
SAP ADR Stock Fund	118,251,590	—	—	118,251,590
Common Collective Trust Funds	—	5,561,237,964	—	5,561,237,964
Total investments measured at fair value	$3,428,744,961	$5,561,237,964	$—	8,989,982,925
Common Collective Trust Funds measured at net asset value*				192,585,852
Total investments				$9,182,568,777

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,740,041,467	$—	$—	$2,740,041,467
Vanguard Brokerage Option	177,375,039			177,375,039
SAP ADR Stock Fund	121,650,017	—	—	121,650,017
Common Collective Trust Funds	—	4,824,017,495	—	4,824,017,495
Total investments measured at fair value	$3,039,066,523	$4,824,017,495	$—	7,863,084,018
Common Collective Trust Funds measured at net asset value*				216,679,418
Total investments				$8,079,763,436
*

Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.